Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-27-2010	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		12/16/2010

2	Payment Date		12/20/2010

3	Collection Period	10/31/2010	11/27/2010	28

4	Monthly Interest Period — Actual	11/22/2010	12/19/2010	28

5	Monthly Interest — Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	210,000,000.00	159,872,331.16	—	21,880,074.46	137,992,256.70	0.6571060
7	Class A-2 Notes	344,000,000.00	344,000,000.00	—	—	344,000,000.00	1.0000000
8	Class A-3 Notes	347,000,000.00	347,000,000.00	—	—	347,000,000.00	1.0000000
9	Class A-4 Notes	99,000,000.00	99,000,000.00	—	—	99,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$949,872,331.16	$—	$21,880,074.46	$927,992,256.70

11	Overcollateralization	190,480,502.64	202,707,651.33			207,838,007.39

12	Total Securitization Value	$1,190,480,502.64	$1,152,579,982.49			$1,135,830,264.09

13	NPV Lease Payments Receivable	535,197,375.56	494,323,611.80			476,405,293.22

14	NPV Base Residual	655,283,127.08	658,256,370.70			659,424,970.87

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.2991%	37,187.90	0.2326100	21,917,262.37	137.0922799
16	Class A-2 Notes	0.7700%	220,733.33	0.6416667	220,733.33	0.6416667
17	Class A-3 Notes	0.9900%	286,275.00	0.8250000	286,275.00	0.8250000
18	Class A-4 Notes	1.1800%	97,350.00	0.9833333	97,350.00	0.9833333

	Equals: Total Securities		641,546.24		22,521,620.70

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received		18,828,561.74
20	Pull Ahead Waived Payments		—
21	Sales Proceeds — Early Terminations		4,626,834.58
22	Sales Proceeds — Scheduled Terminations		—
23	Security Deposits for Terminated Accounts		4,050.00
24	Excess Wear and Tear Received		1,266.00
25	Excess Mileage Charges Received		25,024.00
26	Other Recoveries Received		—

27	Subtotal: Total Collections		23,485,736.32

28	Repurchase Payments		—
29	Postmaturity Term Extension		—
30	Investment Earnings on Collection Account		1,367.70

31	Total Available Funds, prior to Servicer Advances		23,487,104.02

32	Servicer Advance		—

33	Total Available Funds		23,487,104.02

34	Reserve Account Draw		—

35	Available for Distribution		23,487,104.02

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		960,483.32
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		641,546.24
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	21,880,074.46
49	Regular Principal Distribution Amount	28,328,557.55
50	Regular Principal Paid to Noteholders (lesser of Item 49 and Item 50)		21,880,074.46
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		—

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-27-2010	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	949,872,331.16
55	Less: Aggregate Securitization Value (End of Collection Period)	(1,135,830,264.09)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	949,872,331.16
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(921,543,773.61)

61	Regular Principal Distribution Amount	28,328,557.55

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	1,135,830,264.09
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)	(214,286,490.48)

65	Targeted Note Balance	921,543,773.61

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	23,487,104.02
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	960,483.32
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	641,546.24
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	21,880,074.46
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	21,880,074.46

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance	5,952,402.51
85	Initial Reserve Account Balance	5,952,402.51
86	Beginning Reserve Account Balance	5,952,402.51
87	Plus: Net Investment Income for the Collection Period	187.27

88	Subtotal: Reserve Fund Available for Distribution	5,952,589.78
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)	—
90	Less: Reserve Account Draw Amount (Item 77)	—

91	Subtotal Reserve Account Balance	5,952,589.78
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)	187.27

93	Equals: Ending Reserve Account Balance	5,952,402.51

94	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	—	—
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		—
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
99	Less: Excess Wear and Tear Received		(1,266.00)
100	Less: Excess Mileage Received		(25,024.00)

101	Current Period Net Residual Losses/(Gains)	—	(26,290.00)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	—	(18,621.00)
104	Current Period Net Residual Losses (Item 101)	—	(26,290.00)

105	Ending Cumulative Net Residual Losses	—	(44,911.00)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-27-2010	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data	Initial	Current

108	Aggregate Securitization Value	1,190,480,503	1,135,830,264
109	Aggregate Base Residual Value	769,817,973	761,521,306
110	Number of Current Contracts	48,182	47,677
111	Weighted Average Lease Rate	2.69%	2.68%
112	Average Remaining Term	27.4	24.5
113	Average Original Term	38.2	38.3
114	Proportion of Base Prepayment Assumption Realized		71.07%
115	Actual Monthly Prepayment Speed		0.36%
116	Turn-in Ratio on Scheduled Terminations	N/A

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance — Beginning of Period		47,856	1,264,177,540	1,152,579,982
118	Depreciation/Payments			(18,696,987)	(12,475,559)
119	Gross Credit Losses		(1)	(20,077)	(19,063)
120	Early Terminations — Regular		(178)	(4,641,839)	(4,255,096)
121	Early Terminations — Lease Pull Aheads		—	—	—
122	Scheduled Terminations — Returned to VCI	—	—	—	—
123	Scheduled Terminations — Purchased	—	—	—	—

124	Pool Balance — End of Period		47,677	1,240,818,637	1,135,830,264

125	Delinquencies Aging Profile - End of Period	Units	Securitization Value	Percentage
126	Current	47,557	1,132,959,652	99.75%
127	31 - 90 Days Delinquent	117	2,808,101	0.25%
128	91+ Days Delinquent	3	62,511	0.01%

129	Total	47,677	1,135,830,264	100.00%

130	Credit Losses:	Units	Amounts
131	Aggregate Securitization Value on charged-off units	1	19,063
132	Aggregate Liquidation Proceeds on charged-off units		(17,213)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations	—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
135	Recoveries on charged-off units		—

136	Current Period Aggregate Net Credit Losses/(Gains)	1	1,851

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses	—	—
139	Current Period Net Credit Losses (Item 136)	1	1,851

140	Ending Cumulative Net Credit Losses	1	1,851

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

142	Aging of Scheduled Maturies Not Sold	Units
143	0 - 60 Days since Contract Maturity	—
144	61 - 120 Days since Contract Maturity	—
145	121+ Days since Contract Maturity	—

Volkswagen Auto Lease Trust 2010-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-27-2010	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction(1)
1/20/2011	14,543,704
2/20/2011	14,628,174
3/20/2011	14,712,832
4/20/2011	14,752,253
5/20/2011	16,611,923
6/20/2011	23,743,538
7/20/2011	20,449,884
8/20/2011	41,107,950
9/20/2011	18,950,132
10/20/2011	18,211,213
11/20/2011	16,935,636
12/20/2011	17,046,066
1/20/2012	17,096,707
2/20/2012	18,377,244
3/20/2012	19,731,971
4/20/2012	29,785,959
5/20/2012	52,498,240
6/20/2012	43,468,088
7/20/2012	44,196,359
8/20/2012	48,983,257
9/20/2012	42,028,950
10/20/2012	36,183,718
11/20/2012	23,024,780
12/20/2012	16,544,602
1/20/2013	27,827,680
2/20/2013	29,765,299
3/20/2013	36,895,978
4/20/2013	44,197,660
5/20/2013	45,369,006
6/20/2013	39,970,162
7/20/2013	42,052,998
8/20/2013	39,029,992
9/20/2013	40,076,722
10/20/2013	33,231,755
11/20/2013	26,305,019
12/20/2013	24,326,168
1/20/2014	22,492,461
2/20/2014	18,637,002
3/20/2014	12,125,509
4/20/2014	5,098,931
5/20/2014	4,514,032
6/20/2014	4,308,776
7/20/2014	3,883,371
8/20/2014	3,660,927
9/20/2014	4,048,381
10/20/2014	4,165,341
11/20/2014	233,912
12/20/2014	—
1/20/2015	—
2/20/2015	—
3/20/2015	—
4/20/2015	—
5/20/2015	—
6/20/2015	—
7/20/2015	—
8/20/2015	—
9/20/2015	—
10/20/2015	—
11/20/2015	—
12/20/2015	—

Total:	1,135,830,264

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
	(a)	each collection period is a calendar month rather than a fiscal month,
	(b)	timely receipt of all monthly rental payments and sales proceeds,
	(c)	no credit or residual losses and
	(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month